Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
2013	$ 210,349
2014	55,133
2015	41,183
2016	24,659
2017	22,480
Total	$ 353,804	$ 336,424